Stockholder's Equity - Outstanding warrants (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 06, 2020	May 29, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Warrant outstanding (in shares)	81,210,882	33,984,918
5-Year Public Warrants
Class of Stock [Line Items]
Exercise price (in dollars per share)	$ 11.50	$ 11.50		$ 11.50	$ 11.50
Exercise period	5 years	5 years		5 years
Warrant outstanding (in shares)	24,811,068	24,811,068	24,401,483		7,740,000	20,800,000
Public Offering Warrants
Class of Stock [Line Items]
Exercise price (in dollars per share)	$ 10.50	$ 10.50		$ 10.50
Exercise period	5 years	5 years		5 years
Warrant outstanding (in shares)	9,583,334	9,583,334	9,583,334			0
Private Placement Offering Warrants
Class of Stock [Line Items]
Exercise price (in dollars per share)	$ 1.068
Exercise period	5 years
Warrant outstanding (in shares)	46,816,480	0